Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted	$ (0.06)	$ (0.20)	$ (0.52)	$ (0.51)
Diluted	33,075,775	29,683,402	31,664,660	25,053,522